GOODWILL (Tables)	9 Months Ended	12 Months Ended
	Oct. 01, 2016	Jan. 02, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill	The carrying amounts of goodwill by segment are as follows:

	Foodservice	Retail	Convenience	Industrial	Total
Balance at October 1, 2016 and January 2, 2016	$188,408	$57,698	$53,602	$—	$299,708

The carrying amounts of goodwill by segment (there was no goodwill associated with the Industrial segment) are as follows:

	Foodservice	Retail	Convenience	Total
Balance at December 28, 2013 and January 3, 2015	$187,136	$46,236	$41,890	$275,262
Fiscal 2015 acquisitions	1,272	11,462	11,712	24,446

Balance at January 2, 2016	$188,408	$57,698	$53,602	$299,708